Pension Plans (Funded Status of Defined Benefit Pension Plans) (Detail) - JPY (¥) ¥ in Millions	12 Months Ended
	Mar. 31, 2024	Mar. 31, 2023	Mar. 31, 2022
Change in benefit obligation:
Defined Benefit Plan, Net Periodic Benefit Cost (Credit) Excluding Service Cost, Statement of Income or Comprehensive Income [Extensible Enumeration]	Other Comprehensive (Income) Loss, Defined Benefit Plan, after Reclassification Adjustment, after Tax	Other Comprehensive (Income) Loss, Defined Benefit Plan, after Reclassification Adjustment, after Tax
Japan
Change in benefit obligation:
Benefit obligation at beginning of year	¥ 109,759	¥ 111,010
Service cost	5,542	5,704	¥ 6,058
Interest cost	1,216	731	791
Actuarial loss (income)	(3,586)	(6,538)
Plan participant's contributions	0	0
Benefits paid	(5,014)	(4,770)
Business combinations	0	4,733
Divestitures	(2,808)	0
Plan amendments	0	(1,111)
Foreign currency exchange rate change	0	0
Benefit obligation at end of year	105,109	109,759	111,010
Change in plan assets:
Fair value of plan assets at beginning of year	136,803	137,317
Actual return on plan assets	12,103	(3,108)
Employer contribution	4,195	4,162
Plan participant's contributions	0	0
Benefits paid	(4,392)	(3,913)
Business combinations	0	2,456
Divestitures	(5,608)	0
Plan amendments	0	(111)
Foreign currency exchange rate change	0	0
Fair value of plan assets at end of year	143,101	136,803	137,317
The funded status of the plans	37,992	27,044
Amount recognized in the consolidated balance sheets consists of:
Prepaid benefit cost included in other assets	53,641	42,337
Accrued benefit liability included in other liabilities	(15,649)	(15,293)
Net amount recognized	37,992	27,044
Overseas plans
Change in benefit obligation:
Benefit obligation at beginning of year	108,416	121,148
Service cost	2,999	3,432	3,947
Interest cost	3,395	2,309	1,329
Actuarial loss (income)	3,448	(25,124)
Plan participant's contributions	233	334
Benefits paid	(2,499)	(1,131)
Business combinations	0	196
Divestitures	0	0
Plan amendments	360	(285)
Foreign currency exchange rate change	13,582	7,537
Benefit obligation at end of year	129,934	108,416	121,148
Change in plan assets:
Fair value of plan assets at beginning of year	122,204	127,251
Actual return on plan assets	15,799	(15,709)
Employer contribution	2,262	2,927
Plan participant's contributions	233	334
Benefits paid	(2,314)	(962)
Business combinations	0	175
Divestitures	0	0
Plan amendments	0	0
Foreign currency exchange rate change	15,619	8,188
Fair value of plan assets at end of year	153,803	122,204	¥ 127,251
The funded status of the plans	23,869	13,788
Amount recognized in the consolidated balance sheets consists of:
Prepaid benefit cost included in other assets	25,723	15,465
Accrued benefit liability included in other liabilities	(1,854)	(1,677)
Net amount recognized	¥ 23,869	¥ 13,788